Note 03 - Assets and liabilities disposed (Detail: Text Values)	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Assets and liabilities disposed
Total cash consideration received for dispositions of subsidiaries/businesses	€ 488,000,000	€ 34,000,000	€ 7,000,000
of which: in cash	€ 439,000,000	€ 0	€ 7,000,000
Group completed the acquisition of of the shares in Better Payment Germany GmbH	1
Cash consideration	€ 5,000,000
Contingent consideration	3,000,000
Group recorded goodwill of EUR million	€ 5,000,000